Business and Presentation (Details 1) - USD ($)	3 Months Ended	5 Months Ended	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Sales Revenue, Goods, Net	$ 139,000	$ 247,890	$ 6,390,194	$ 5,849,330
Non-US [Member]
Sales Revenue, Goods, Net			930,656	1,576,149
UNITED STATES
Sales Revenue, Goods, Net			$ 5,459,538	$ 4,273,181